Basis of Presentation and Summary of Significant Accounting Policies - Summary of Fair Value Measurement at Reporting Date (Parentheticals) (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity classified contingent consideration in connection	$ 2.1
Valuation Technique, Discounted Cash Flow [Member] | Share Based Payment Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability measurement input		10.8